BUSINESS COMBINATION (Tables) - Rocket Lab USA, Inc.	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Estimates Fair Value of Assets Acquired and Liabilities Assumed

The following table presents estimates of the fair value of the assets acquired and the liabilities assumed by the Company in the acquisition:

Description	Amount
Cash and cash equivalents	$132
Accounts receivable	1,024
Inventories	718
Prepaids and other current assets	16
Property and equipment	380
Intangible assets, net	10,250
Right-of-use assets	94
Trade payables	(143)
Other current liabilities	(2,494)
Lease liabilities	(94)
Non-current deferred tax liabilities	(438)

Identifiable net assets acquired	9,445
Goodwill	2,895

Total purchase price	$12,340

The following table presents estimates of the fair value of the assets acquired and the liabilities assumed by the Company in the acquisition:

Description	Amount
Cash and cash equivalents	$132
Accounts receivable	1,024
Inventories	718
Prepaids and other current assets	16
Property and equipment	380
Intangible assets, net	10,250
Right-of-use assets	94
Trade payables	(143)
Other current liabilities	(2,494)
Lease liabilities	(94)
Non-current deferred tax liabilities	(438)

Identifiable net assets acquired	9,445
Goodwill	2,895

Total purchase price	$12,340

Summary of Identifiable Intangible Assets Acquired and Related Expected Lives for the Finite-Lived Intangible Assets

The following is a summary of identifiable intangible assets acquired and the related expected lives for the finite-lived intangible assets (in thousands):

Type	Estimated Life in Years	Fair Value
Developed technology	7	$9,200
In-process technology	N/A	100
Customer relationships	3	600
Backlog	0.7	50
Trademark and tradenames	3	100
Non-compete agreement	4	200

Total identifiable intangible assets acquired		$10,250

The following is a summary of identifiable intangible assets acquired and the related expected lives for the finite-lived intangible assets (in thousands):

Type	Estimated Life in Years	Fair Value
Developed technology	7	$9,200
In-process technology	N/A	100
Customer relationships	3	600
Backlog	0.7	50
Trademark and tradenames	3	100
Non-compete agreement	4	200

Total identifiable intangible assets acquired		$10,250

Unaudited Pro forma Net Revenues

The following table presents unaudited pro forma net revenues for each of the periods presented, as if the acquisition of Sinclair Interplanetary had occurred at the beginning of fiscal year ended December 31, 2019:

	2020	2019
Net revenues	$35,611	$56,045